UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-4527

Name of Registrant:	Putnam Minnesota Tax Exempt Income Fund

Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109
Name and address of agent of service:
James P. Pappas, Vice President
Putnam Minnesota Tax Exempt Income Fund
One Post Office Square
Boston, Massachusetts 02109
CC:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110
Registrant's telephone number including area code:
(617) 292-1000
Date of fiscal year end:
05/31/08
Date of reporting period:
07/01/2007 - 06/30/2008

Item 1: Proxy Voting Record

Registrant : Putnam Minnesota Tax Exempt Income Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'NA' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Minnesota Tax Exempt Income Fund

By:	/s/ Charles E. Porter

Name:	Charles E. Porter

Title:	Executive Vice President, Associate Treasurer, Principal Executive Officer and
Compliance Liaison

Date:	August 1, 2008